Restricted Cash, Deposits and Marketable Securities	12 Months Ended
Dec. 31, 2017
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Restricted Cash, Deposits and Marketable Securities
Note 4 - Restricted Cash, Deposits and Marketable Securities

	December 31
	2017	2016
	€ in thousands
Marketable securities (1)	2,162	972
Short-term restricted cash (2)	15	15
Restricted marketable securities (3)	3,250	-
Long-term restricted non-interest bearing bank deposits (4)	1,458	1,089
Restricted cash, long-term bank deposits (5)	2,202	4,045
Long-term restricted cash and deposits	3,660	5,134

(1)
During 2016 and 2017, the  Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 3.389% and a maturity date of December 30, 2018. During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.

(2)	Current accounts and bank deposits securing short term obligations.
(3)	Marketable securities securing the Company's Forward contracts.
(4)	Deposits used to secure obligations towards the land owners and to secure obligations under financial leasing agreements and loan agreements (see Notes 10 and 11).
(5)
Bank deposits securing the Company's swap and Forward contracts. The annual interest rate as of December 31, 2016 was 0.35% - 0.4%. During 2017 the deposits were released due to the closing of the said swap and Forward contracts.